PROPERTY AND EQUIPMENT, NET- Summary of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Property Plant And Equipment [Line Items]
Less: accumulated depreciation		¥ 613,913	¥ 544,928
Property and equipment, net	$ 125,730	899,510	460,485
Lands
Property Plant And Equipment [Line Items]
Property and equipment, gross		60,142
Buildings
Property Plant And Equipment [Line Items]
Property and equipment, gross		750,458	527,453
Leasehold improvement
Property Plant And Equipment [Line Items]
Property and equipment, gross		342,860	192,423
Motor vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross		13,449	14,216
Electronic equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross		49,744	44,865
Office equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross		101,401	56,519
Other equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross		68,646	63,739
Others
Property Plant And Equipment [Line Items]
Property and equipment, gross		96,966	72,833
Construction in progress
Property Plant And Equipment [Line Items]
Property and equipment, gross		¥ 29,757	¥ 33,365